SUPPLEMENTARY OIL AND GAS INFORMATION (UNAUDITED) (Schedule of Costs Incurred) (Details) - USD ($) $ in Millions		7 Months Ended		12 Months Ended
		Dec. 31, 2013		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014
Property acquisition costs:
Proved properties		$ 12,205	[1],[2]	$ 0	$ 463
Unproved properties		11,259	[2],[3]	61	1,460
Exploration costs		502	[2]	1,250	1,482
Development costs		854	[2]	1,442	1,270
Total		24,820	[2]	2,753	4,675
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Oil and Gas Properties, Subject to Depletion		12,200				$ 12,200	$ 12,198
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Oil and Gas Properties, Not Subject to Depletion		$ 11,100				11,100	$ 11,112
Liabilities assumed in the acquisitions of PXP and MMR	[4]			0	0	1,028
Oil and Gas Operations Segment [Member]
Property acquisition costs:
Asset Retirement Obligation, Period Increase (Decrease)				(80)	(27)	1,100
Liabilities assumed in the acquisitions of PXP and MMR	[4]					1,000
General and Administrative Costs Capitalized				124	143	67
Interest Costs Capitalized				$ 58	$ 88	$ 69

[1]	Includes $12.2 billion from the acquisitions of PXP and MMR.
[2]	Includes the results of FM O&G beginning June 1, 2013.
[3]	Includes $11.1 billion from the acquisitions of PXP and MMR.
[4]	The fair value of AROs assumed in the acquisitions of PXP and MMR ($741 million and $287 million, respectively) were estimated based on projected cash flows, an estimated long-term annual inflation rate of 2.5 percent and discount rates based on FCX's estimated credit-adjusted, risk-free interest rates ranging from 1.3 percent to 6.3 percent.